Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable

Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust II, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs GQG Partners International Opportunities Fund
Goldman Sachs Multi-Manager Alternatives Fund
Goldman Sachs Target Date 2020 Portfolio
Goldman Sachs Target Date 2025 Portfolio
Goldman Sachs Target Date 2030 Portfolio
Goldman Sachs Target Date 2035 Portfolio
Goldman Sachs Target Date 2040 Portfolio
Goldman Sachs Target Date 2045 Portfolio
Goldman Sachs Target Date 2050 Portfolio
Goldman Sachs Target Date 2055 Portfolio

Goldman Sachs GQG Partners International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable

Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust II, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs GQG Partners International Opportunities Fund

Goldman Sachs Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable

Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust II, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Multi-Manager Alternatives Fund

Goldman Sachs Target Date 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable

Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust II, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Target Date 2020 Portfolio

Goldman Sachs Target Date 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable

Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust II, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable

Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust II, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable

Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust II, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable

Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust II, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable

Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust II, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable

Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust II, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable

Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust II, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Target Date 2055 Portfolio